UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Index Fund

Investor Class (TRSYX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$15	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$167,915
Number of Portfolio Holdings	2,009

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	17.3%
Industrials & Business Services	17.2
Financials	17.0
Information Technology	13.3
Consumer Discretionary	10.1
Energy	6.6
Real Estate	5.9
Materials	4.6
Utilities	2.8
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Insmed	0.4%
FTAI Aviation	0.4
Abercrombie & Fitch	0.4
Fabrinet	0.4
Sprouts Farmers Market	0.3
Vaxcyte	0.3
Applied Industrial Technologies	0.3
Fluor	0.3
HealthEquity	0.3
SPS Commerce	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F33-053 8/24

Small-Cap Index Fund

Investor Class (TRSYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Index Fund

I Class (TRCSX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$7	0.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$167,915
Number of Portfolio Holdings	2,009

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	17.3%
Industrials & Business Services	17.2
Financials	17.0
Information Technology	13.3
Consumer Discretionary	10.1
Energy	6.6
Real Estate	5.9
Materials	4.6
Utilities	2.8
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Insmed	0.4%
FTAI Aviation	0.4
Abercrombie & Fitch	0.4
Fabrinet	0.4
Sprouts Farmers Market	0.3
Vaxcyte	0.3
Applied Industrial Technologies	0.3
Fluor	0.3
HealthEquity	0.3
SPS Commerce	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F541-053 8/24

Small-Cap Index Fund

I Class (TRCSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Index Fund

Z Class (TRZIX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$167,915
Number of Portfolio Holdings	2,009

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	17.3%
Industrials & Business Services	17.2
Financials	17.0
Information Technology	13.3
Consumer Discretionary	10.1
Energy	6.6
Real Estate	5.9
Materials	4.6
Utilities	2.8
Other	5.2

Top Ten Holdings (as a % of Net Assets)

Insmed	0.4%
FTAI Aviation	0.4
Abercrombie & Fitch	0.4
Fabrinet	0.4
Sprouts Farmers Market	0.3
Vaxcyte	0.3
Applied Industrial Technologies	0.3
Fluor	0.3
HealthEquity	0.3
SPS Commerce	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1267-053 8/24

Small-Cap Index Fund

Z Class (TRZIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund
TRCSX Small-Cap Index Fund–
.
I Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 14.40 $ 12.48 $ 15.93 $ 14.16 $ 12.20 $ 10.19
Investment
activities
Net investment
income
(1)(2)
0.08 0.18 0.17 0.11 0.11 0.15
Net realized and
unrealized gain/
loss 0.15 1.90 (3.44) 1.91 2.30 2.42
Total from
investment
activities 0.23 2.08 (3.27) 2.02 2.41 2.57
Distributions
Net investment
income — (0.16) (0.16) (0.11) (0.12) (0.15)
Net realized gain — — (0.02) (0.14) (0.33) (0.41)
Total distributions — (0.16) (0.18) (0.25) (0.45) (0.56)
NET ASSET
VALUE
End of period $ 14.63 $ 14.40 $ 12.48 $ 15.93 $ 14.16 $ 12.20

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.60% 16.75% (20.58)% 14.32% 19.88% 25.31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.32%
(4)
0.35% 4.93% 1.87% 4.10% 3.93%
Net expenses
after waivers/
payments by
Price Associates 0.29%
(4)
0.29% 0.29% 0.34% 0.35% 0.34%
Net investment
income 1.08%
(4)
1.39% 1.26% 0.70% 1.00% 1.25%
Portfolio turnover
rate 19.9% 27.2% 22.0% 29.0% 21.1% 17.3%
Net assets, end
of period (in
thousands) $180 $177 $154 $197 $6,726 $5,794
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 14.47 $ 12.54 $ 16.01 $ 14.21 $ 12.23 $ 10.19
Investment
activities
Net investment
income
(1)(2)
0.09 0.20 0.19 0.18 0.13 0.16
Net realized and
unrealized gain/
loss 0.15 1.91 (3.46) 1.89 2.30 2.44
Total from
investment
activities 0.24 2.11 (3.27) 2.07 2.43 2.60
Distributions
Net investment
income — (0.18) (0.18) (0.13) (0.12) (0.15)
Net realized gain — — (0.02) (0.14) (0.33) (0.41)
Total distributions — (0.18) (0.20) (0.27) (0.45) (0.56)
NET ASSET
VALUE
End of period $ 14.71 $ 14.47 $ 12.54 $ 16.01 $ 14.21 $ 12.23

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.66% 16.92% (20.48)% 14.63% 20.00% 25.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.33%
(4)
0.40% 0.42% 0.65% 3.93% 3.71%
Net expenses
after waivers/
payments by
Price Associates 0.14%
(4)
0.14% 0.14% 0.17% 0.20% 0.19%
Net investment
income 1.24%
(4)
1.55% 1.43% 1.12% 1.15% 1.40%
Portfolio turnover
rate 19.9% 27.2% 22.0% 29.0% 21.1% 17.3%
Net assets, end
of period (in
thousands) $117,787 $112,086 $85,393 $90,212 $355 $306
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 14.46 $ 12.53 $ 15.99 $ 14.20 $ 7.59
Investment activities
Net investment income
(2)(3)
0.10 0.23 0.22 0.23 0.11
Net realized and unrealized
gain/loss 0.15 1.90 (3.47) 1.85 6.95
Total from investment activities 0.25 2.13 (3.25) 2.08 7.06
Distributions
Net investment income — (0.20) (0.19) (0.15) (0.12)
Net realized gain — — (0.02) (0.14) (0.33)
Total distributions — (0.20) (0.21) (0.29) (0.45)
NET ASSET VALUE
End of period $ 14.71 $ 14.46 $ 12.53 $ 15.99 $ 14.20
Ratios/Supplemental Data
Total return
(3)(4)
1.73% 17.07% (20.35)% 14.71% 93.22%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.29%
(5)
0.32% 0.38% 0.72% 3.86%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.01% 0.01%
(5)
Net investment income 1.39%
(5)
1.75% 1.67% 1.40% 1.30%
(5)
Portfolio turnover rate 19.9% 27.2% 22.0% 29.0% 21.1%
Net assets, end of period (in
thousands) $49,948 $36,196 $11,833 $1,104 $187
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  100.0%
COMMUNICATION SERVICES  2.4%
Diversified Telecommunication Services  0.4%
Anterix (1) 822 32
AST SpaceMobile (1)(2) 8,108 94
ATN International  760 17
Bandwidth, Class A (1) 1,726 29
Cogent Communications Holdings  3,019 170
Consolidated Communications Holdings (1) 4,989 22
Globalstar (1) 47,600 53
IDT, Class B  991 36
Liberty Latin America, Class A (1) 2,357 23
Liberty Latin America, Class C (1) 9,023 87
Lumen Technologies (1)(2) 69,693 77
Shenandoah Telecommunications  3,363 55
695
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 19,120 95
Atlanta Braves Holdings, Class A (1) 642 27
Atlanta Braves Holdings, Class C (1) 3,442 136
Cinemark Holdings (1) 7,566 164
Eventbrite, Class A (1) 5,793 28
Golden Matrix Group (1) 1,587 4
IMAX (1) 2,939 49
Lions Gate Entertainment, Class A (1) 3,860 36
Lions Gate Entertainment, Class B (1) 8,381 72
LiveOne (1) 5,016 8
Madison Square Garden Entertainment (1) 2,689 92
Marcus  1,553 18
Playstudios (1) 5,653 12
Reservoir Media (1)(2) 1,294 10
Sphere Entertainment (1) 1,746 61
Vivid Seats, Class A (1)(2) 5,456 31
843
Interactive Media & Services  0.6%
Bumble, Class A (1) 6,644 70
Cargurus (1) 6,021 158
Cars.com (1) 4,364 86
EverQuote, Class A (1) 1,746 36
fuboTV (1)(2) 18,980 23
Getty Images Holdings (1) 7,032 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grindr (1) 1,673 20
MediaAlpha, Class A (1) 1,745 23
Nextdoor Holdings (1) 12,142 34
Outbrain (1) 2,622 13
QuinStreet (1) 3,438 57
Shutterstock  1,720 67
System1 (1) 2,295 3
TrueCar (1) 5,745 18
Vimeo (1) 10,385 39
Yelp (1) 4,495 166
Ziff Davis (1) 3,118 172
ZipRecruiter, Class A (1) 4,970 45
1,053
Media  0.8%
Advantage Solutions (1) 7,510 24
AMC Networks, Class A (1) 2,085 20
Boston Omaha, Class A (1) 1,502 20
Cable One  387 137
Cardlytics (1)(2) 2,821 23
Clear Channel Outdoor Holdings (1) 24,917 35
EchoStar, Class A (1) 8,348 149
Emerald Holding (1)(2) 1,038 6
Entravision Communications, Class A  3,627 7
EW Scripps, Class A (1) 3,835 12
Gambling.com Group (1) 956 8
Gannett (1) 9,265 43
Gray Television  5,390 28
Ibotta, Class A (1) 527 40
iHeartMedia, Class A (1)(2) 6,537 7
Innovid (1) 7,595 14
Integral Ad Science Holding (1) 4,999 49
John Wiley & Sons, Class A  2,477 101
Magnite (1) 8,578 114
National CineMedia (1) 4,975 22
PubMatic, Class A (1) 2,738 56
Scholastic  1,673 59
Sinclair  2,121 28
Stagwell (1) 6,280 43
TechTarget (1) 1,711 53
TEGNA  12,016 167
Thryv Holdings (1) 2,045 36
Townsquare Media, Class A  782 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WideOpenWest (1) 3,256 18
1,328
Wireless Telecommunication Services  0.1%
Gogo (1) 4,395 42
Spok Holdings  1,119 17
Telephone & Data Systems  6,766 140
199
Total Communication Services 4,118
CONSUMER DISCRETIONARY  10.1%
Automobile Components  1.3%
Adient (1) 6,234 154
American Axle & Manufacturing Holdings (1) 7,517 52
Cooper-Standard Holdings (1) 1,090 13
Dana  8,967 109
Dorman Products (1) 1,799 164
Fox Factory Holding (1) 2,901 140
Gentherm (1) 2,122 105
Goodyear Tire & Rubber (1) 19,515 221
Holley (1) 3,650 13
LCI Industries  1,701 176
Luminar Technologies (1)(2) 23,278 35
Modine Manufacturing (1) 3,534 354
Patrick Industries  1,480 161
Phinia  3,117 123
Solid Power (1)(2) 9,828 16
Standard Motor Products  1,500 42
Stoneridge (1) 1,689 27
Visteon (1) 1,869 199
XPEL (1) 1,741 62
2,166
Automobiles  0.1%
Canoo (1) 4,344 9
Livewire Group (1)(2) 1,171 9
Winnebago Industries  1,963 107
Workhorse Group (1) — —
125
Broadline Retail  0.0%
1stdibs.com (1) 1,865 8
Groupon (1) 1,603 25
Qurate Retail, Class B (1) 65 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Savers Value Village (1)(2) 1,733 21
54
Distributors  0.1%
A-Mark Precious Metals (2) 1,238 40
GigaCloud Technology, Class A (1) 1,623 50
Weyco Group  366 11
101
Diversified Consumer Services  1.0%
2U (1) 1 —
Adtalem Global Education (1) 2,678 183
American Public Education (1) 1,106 19
Carriage Services  859 23
Chegg (1) 6,769 21
Clear Secure, Class A  6,027 113
Coursera (1) 9,480 68
European Wax Center, Class A (1)(2) 2,181 22
Frontdoor (1) 5,379 182
Graham Holdings, Class B  224 157
Laureate Education  9,203 137
Lincoln Educational Services (1) 1,839 22
Mister Car Wash (1) 6,476 46
Nerdy (1) 4,201 7
OneSpaWorld Holdings (1) 6,900 106
Perdoceo Education  4,502 96
Strategic Education  1,521 168
Stride (1) 2,916 206
Udemy (1) 6,600 57
Universal Technical Institute (1) 2,659 42
1,675
Hotels, Restaurants & Leisure  1.9%
Accel Entertainment (1) 3,507 36
Bally's (1) 1,632 20
Biglari Holdings, Class B (1) 49 10
BJ's Restaurants (1) 1,290 45
Bloomin' Brands  5,384 104
Brinker International (1) 3,019 219
Cheesecake Factory (2) 3,313 130
Chuy's Holdings (1) 1,125 29
Cracker Barrel Old Country Store (2) 1,525 64
Dave & Buster's Entertainment (1) 2,234 89
Denny's (1) 3,498 25
Despegar.com (1) 4,244 56

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dine Brands Global  1,003 36
El Pollo Loco Holdings (1) 1,793 20
Empire Resorts, EC (1)(3) 9 —
Everi Holdings (1) 5,383 45
First Watch Restaurant Group (1) 2,109 37
Full House Resorts (1) 2,029 10
Global Business Travel Group I (1) 8,661 57
Golden Entertainment  1,360 42
Hilton Grand Vacations (1) 5,030 203
Inspired Entertainment (1) 1,405 13
International Game Technology  7,800 160
Jack in the Box  1,352 69
Krispy Kreme  5,742 62
Kura Sushi USA, Class A (1) 376 24
Life Time Group Holdings (1) 4,051 76
Lindblad Expeditions Holdings (1) 2,245 22
Monarch Casino & Resort  885 60
Mondee Holdings (1)(2) 3,063 7
Nathan's Famous  182 12
ONE Group Hospitality (1) 1,360 6
Papa John's International  2,283 107
PlayAGS (1) 2,556 29
Portillo's, Class A (1) 3,751 36
Potbelly (1) 1,688 14
RCI Hospitality Holdings  584 25
Red Rock Resorts, Class A  3,370 185
Rush Street Interactive (1) 5,255 50
Sabre (1) 25,906 69
Shake Shack, Class A (1) 2,603 234
Six Flags Entertainment (1) 5,010 166
Super Group SGHC (1) 10,431 34
Sweetgreen, Class A (1) 6,766 204
Target Hospitality (1) 2,008 18
United Parks & Resorts (1) 2,445 133
Vacasa, Class A (1) 762 4
Xponential Fitness, Class A (1) 1,513 24
3,120
Household Durables  2.2%
Beazer Homes USA (1) 1,941 53
Cavco Industries (1) 574 199
Century Communities  1,944 159
Cricut, Class A (1) 3,081 18
Dream Finders Homes, Class A (1) 1,934 50

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ethan Allen Interiors  1,477 41
Flexsteel Industries  334 10
GoPro, Class A (1) 7,794 11
Green Brick Partners (1) 2,159 124
Hamilton Beach Brands Holding, Class A  617 11
Helen of Troy (1)(2) 1,631 151
Hooker Furnishings  688 10
Hovnanian Enterprises, Class A (1) 326 46
Installed Building Products  1,640 337
iRobot (1) 1,765 16
KB Home  4,606 323
Landsea Homes (1) 1,217 11
La-Z-Boy  2,946 110
Legacy Housing (1) 696 16
LGI Homes (1) 1,433 128
Lifetime Brands  916 8
Lovesac (1) 968 22
M/I Homes (1) 1,848 226
Meritage Homes  2,457 398
Purple Innovation (1) 3,083 3
Skyline Champion (1) 3,673 249
Sonos (1) 8,457 125
Taylor Morrison Home (1) 7,102 394
Traeger (1) 2,404 6
Tri Pointe Homes (1) 6,318 235
United Homes Group (1) 302 2
Vizio Holding, Class A (1) 6,123 66
Worthington Enterprises  2,161 102
3,660
Leisure Products  0.4%
Acushnet Holdings  1,964 125
AMMO (1)(2) 5,813 10
Clarus  1,942 13
Escalade  586 8
Funko, Class A (1) 2,349 23
JAKKS Pacific (1) 435 8
Johnson Outdoors, Class A  343 12
Latham Group (1) 2,282 7
Malibu Boats, Class A (1) 1,363 48
Marine Products  561 6
MasterCraft Boat Holdings (1) 1,087 20
Peloton Interactive, Class A (1) 23,266 79
Smith & Wesson Brands  3,015 43

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Solo Brands, Class A (1)(2) 1,131 2
Sturm Ruger  1,152 48
Topgolf Callaway Brands (1) 9,725 149
Vista Outdoor (1) 3,997 150
751
Specialty Retail  2.5%
1-800-Flowers.com, Class A (1) 1,675 16
Aaron's  2,040 20
Abercrombie & Fitch, Class A (1) 3,439 612
Academy Sports & Outdoors  4,950 264
aka Brands Holding (1) 83 1
American Eagle Outfitters  12,486 249
America's Car-Mart (1) 376 23
Arhaus  3,534 60
Arko  5,114 32
Asbury Automotive Group (1) 1,387 316
BARK (1)(2) 8,674 16
Beyond (1) 2,968 39
Boot Barn Holdings (1) 2,026 261
Buckle  2,125 78
Build-A-Bear Workshop (2) 854 22
Caleres  2,351 79
Camping World Holdings, Class A  2,753 49
Citi Trends (1) 576 12
Designer Brands, Class A  2,735 19
Destination XL Group (1)(2) 3,573 13
EVgo (1) 6,661 16
Foot Locker  5,722 143
Genesco (1) 766 20
Group 1 Automotive  897 267
GrowGeneration (1) 3,581 8
Haverty Furniture  978 25
Hibbett  799 70
J Jill  280 10
Lands' End (1) 984 13
Leslie's (1)(2) 11,724 49
MarineMax (1) 1,407 45
Monro  1,930 46
National Vision Holdings (1) 5,363 70
ODP (1) 2,449 96
OneWater Marine, Class A (1)(2) 769 21
Petco Health & Wellness (1) 5,841 22
RealReal (1) 6,864 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revolve Group (1)(2) 2,657 42
RumbleON, Class B (1) 1,227 5
Sally Beauty Holdings (1) 7,035 75
Shoe Carnival  1,195 44
Signet Jewelers  2,923 262
Sleep Number (1) 1,370 13
Sonic Automotive, Class A  965 53
Stitch Fix, Class A (1) 5,670 23
ThredUp, Class A (1) 4,608 8
Tile Shop Holdings (1) 1,866 13
Tilly's, Class A (1) 1,310 8
Torrid Holdings (1)(2) 655 5
Upbound Group  3,683 113
Urban Outfitters (1) 4,389 180
Victoria's Secret (1) 5,392 95
Warby Parker, Class A (1) 5,991 96
Winmark  201 71
Zumiez (1) 1,026 20
4,250
Textiles, Apparel & Luxury Goods  0.6%
Figs, Class A (1) 8,389 45
G-III Apparel Group (1) 2,708 73
Hanesbrands (1) 24,253 120
Kontoor Brands  3,812 252
Movado Group  979 24
Oxford Industries  988 99
Rocky Brands  493 18
Steven Madden  4,965 210
Superior Group  918 17
Vera Bradley (1) 1,839 12
Wolverine World Wide  5,465 74
944
Total Consumer Discretionary 16,846
CONSUMER STAPLES  2.7%
Beverages  0.3%
Duckhorn Portfolio (1) 3,403 24
MGP Ingredients  965 72
National Beverage  1,555 80
Primo Water  10,810 236
Vita Coco (1)(2) 2,702 75
487

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.7%
Andersons  2,242 111
Chefs' Warehouse (1) 2,406 94
HF Foods Group (1) 2,819 9
Ingles Markets, Class A  998 69
Natural Grocers by Vitamin Cottage  676 14
PriceSmart  1,677 136
SpartanNash  2,315 43
Sprouts Farmers Market (1) 6,888 576
United Natural Foods (1) 3,836 50
Village Super Market, Class A  603 16
Weis Markets  1,081 68
1,186
Food Products  1.0%
Alico  462 12
B&G Foods  5,118 41
Beyond Meat (1)(2) 3,975 27
BRC, Class A (1)(2) 3,656 22
Calavo Growers  1,153 26
Cal-Maine Foods  2,811 172
Dole  5,174 63
Forafric Global (1)(2) 365 4
Fresh Del Monte Produce  2,240 49
Hain Celestial Group (1) 6,022 42
J & J Snack Foods  1,045 170
John B. Sanfilippo & Son  589 57
Lancaster Colony  1,340 253
Lifeway Foods (1) 353 4
Limoneira  1,138 24
Mama's Creations (1) 2,331 16
Mission Produce (1) 2,963 29
Seneca Foods, Class A (1) 307 18
Simply Good Foods (1) 6,250 226
SunOpta (1) 6,315 34
TreeHouse Foods (1) 3,346 123
Utz Brands  4,434 74
Vital Farms (1) 2,238 105
Westrock Coffee (1)(2) 2,376 24
Whole Earth Brands (1) 2,338 11
WK Kellogg  4,515 74
1,700

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.3%
Central Garden & Pet (1) 613 24
Central Garden & Pet, Class A (1) 3,582 118
Energizer Holdings  4,931 146
Oil-Dri  337 21
WD-40  933 205
514
Personal Care Products  0.3%
Beauty Health (1) 5,365 10
Edgewell Personal Care  3,375 136
Herbalife (1) 6,879 72
Honest (1) 5,667 17
Inter Parfums  1,249 145
Medifast  681 15
Nature's Sunshine Products (1) 838 13
Nu Skin Enterprises, Class A  3,355 35
Olaplex Holdings (1) 9,831 15
USANA Health Sciences (1) 756 34
Veru (1) 9,733 8
Waldencast, Class A (1) 1,756 6
506
Tobacco  0.1%
Ispire Technology (1) 1,101 9
Turning Point Brands  1,097 35
Universal  1,653 80
Vector Group  10,086 106
230
Total Consumer Staples 4,623
ENERGY  6.6%
Energy Equipment & Services  2.7%
Archrock  10,575 214
Atlas Energy Solutions  4,670 93
Borr Drilling (2) 16,282 105
Bristow Group (1) 1,696 57
Cactus, Class A  4,487 237
ChampionX  13,050 433
Core Laboratories  3,095 63
Diamond Offshore Drilling (1) 7,026 109
DMC Global (1) 1,251 18
Drilling Tools International (1) 745 4
Dril-Quip (1) 2,232 42
Expro Group Holdings (1) 6,494 149

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Forum Energy Technologies (1) 841 14
Geospace Technologies (1) 922 8
Helix Energy Solutions Group (1) 9,893 118
Helmerich & Payne  6,620 239
Kodiak Gas Services  1,399 38
Liberty Energy  11,057 231
Mammoth Energy Services (1) 1,558 5
Nabors Industries (1) 615 44
Natural Gas Services Group (1) 762 15
Newpark Resources (1) 5,733 48
Noble  7,825 349
Oceaneering International (1) 6,929 164
Oil States International (1) 4,037 18
Patterson-UTI Energy  27,327 283
ProFrac Holding, Class A (1)(2) 1,652 12
ProPetro Holding (1) 6,135 53
Ranger Energy Services  894 10
RPC  5,735 36
SEACOR Marine Holdings (1) 1,517 21
Seadrill (1) 5,093 262
Select Water Solutions  6,286 67
Solaris Oilfield Infrastructure, Class A  1,882 16
TETRA Technologies (1) 8,362 29
Tidewater (1) 3,337 318
Transocean (1) 49,925 267
U.S. Silica Holdings (1) 4,939 76
Valaris (1) 4,295 320
4,585
Oil, Gas & Consumable Fuels  3.9%
Aemetis (1) 2,664 8
Amplify Energy (1) 2,487 17
Ardmore Shipping  2,736 62
Berry  5,070 33
California Resources  4,724 251
Centrus Energy, Class A (1) 978 42
Clean Energy Fuels (1) 11,382 30
CNX Resources (1) 10,289 250
Comstock Resources (2) 6,047 63
CONSOL Energy  1,994 203
Crescent Energy, Class A  6,585 78
CVR Energy  2,356 63
Delek U.S. Holdings  4,354 108
DHT Holdings  9,269 107

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Energy  3,254 44
Dorian LPG  2,380 100
Empire Petroleum (1)(2) 738 4
Encore Energy (1)(2) 12,324 49
Energy Fuels (1)(2) 11,164 68
Equitrans Midstream  29,730 386
Evolution Petroleum  2,012 11
Excelerate Energy, Class A  1,228 23
FLEX LNG  2,107 57
FutureFuel  1,591 8
Golar LNG  6,779 213
Granite Ridge Resources  3,700 23
Green Plains (1) 4,386 70
Gulfport Energy (1) 888 134
Hallador Energy (1) 1,463 11
HighPeak Energy  1,040 15
International Seaways  2,770 164
Kinetik Holdings  2,628 109
Kosmos Energy (1) 32,061 178
Magnolia Oil & Gas, Class A  11,853 300
Murphy Oil  9,922 409
NACCO Industries, Class A  275 8
NextDecade (1) 7,968 63
Nordic American Tankers  13,526 54
Northern Oil & Gas  6,791 252
Overseas Shipholding Group, Class A  3,325 28
Par Pacific Holdings (1) 3,936 99
PBF Energy, Class A  7,082 326
Peabody Energy  8,769 194
PrimeEnergy Resources (1) 49 5
REX American Resources (1) 1,020 46
Riley Exploration Permian  798 23
Ring Energy (1)(2) 10,512 18
Sable Offshore (1) 3,485 53
SandRidge Energy  2,037 26
Scorpio Tankers  3,206 261
SFL  7,740 107
SilverBow Resources (1) 1,503 57
Sitio Royalties, Class A  5,669 134
SM Energy  7,828 338
Talos Energy (1) 10,155 123
Teekay (1) 3,999 36
Teekay Tankers, Class A  1,647 113

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uranium Energy (1) 26,963 162
Ur-Energy (1) 19,184 27
VAALCO Energy  7,077 44
Verde Clean Fuels (1) 210 1
Vital Energy (1) 1,966 88
Vitesse Energy  1,649 39
W&T Offshore  6,035 13
World Kinect  4,046 104
6,533
Total Energy 11,118
FINANCIALS  17.0%
Banks  9.1%
1st Source  1,267 68
ACNB  535 19
Amalgamated Financial  1,130 31
Amerant Bancorp  2,053 47
Ameris Bancorp  4,509 227
Ames National  535 11
Arrow Financial  1,147 30
Associated Banc-Corp  10,258 217
Atlantic Union Bankshares  6,127 201
Axos Financial (1) 3,744 214
Banc of California  9,540 122
BancFirst  1,358 119
Bancorp (1) 3,432 130
Bank First  677 56
Bank of Hawaii (2) 2,680 153
Bank of Marin Bancorp  1,013 16
Bank of NT Butterfield & Son  3,143 110
Bank7  247 8
BankUnited  5,115 150
Bankwell Financial Group  384 10
Banner  2,357 117
Bar Harbor Bankshares  956 26
BayCom  756 15
BCB Bancorp  971 10
Berkshire Hills Bancorp  2,858 65
Blue Foundry Bancorp (1) 1,068 10
Bridgewater Bancshares (1) 1,407 16
Brookline Bancorp  5,763 48
Burke & Herbert Financial Services  899 46
Business First Bancshares  1,599 35
Byline Bancorp  2,153 51

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Bank  12,465 353
California BanCorp (1) 556 12
Cambridge Bancorp  508 35
Camden National  912 30
Capital Bancorp  616 13
Capital City Bank Group  890 25
Capitol Federal Financial  8,313 46
Carter Bankshares (1) 1,542 23
Cathay General Bancorp  4,771 180
Central Pacific Financial  1,766 37
Chemung Financial  218 10
ChoiceOne Financial Services (2) 432 12
Citizens & Northern  962 17
Citizens Financial Services  249 11
City Holding  1,006 107
Civista Bancshares  982 15
CNB Financial  1,312 27
Coastal Financial (1) 781 36
Codorus Valley Bancorp  634 15
Colony Bankcorp  1,029 13
Columbia Financial (1) 1,898 28
Community Financial System  3,587 169
Community Trust Bancorp  1,020 45
Community West Bancshares  1,052 19
ConnectOne Bancorp  2,422 46
CrossFirst Bankshares (1) 2,976 42
Customers Bancorp (1) 2,034 98
CVB Financial  9,084 157
Dime Community Bancshares  2,294 47
Eagle Bancorp  1,988 38
Eastern Bankshares  10,660 149
Enterprise Bancorp  624 16
Enterprise Financial Services  2,544 104
Equity Bancshares, Class A  975 34
Esquire Financial Holdings  470 22
ESSA Bancorp  541 10
Farmers & Merchants Bancorp  835 19
Farmers National Banc  2,435 30
FB Financial  2,441 95
Fidelity D&D Bancorp  302 13
Financial Institutions  944 18
First Bancorp  622 15
First Bancorp North Carolina  2,754 88

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First BanCorp Puerto Rico  11,277 206
First Bancshares  2,025 53
First Bank New Jersey  1,365 17
First Busey  3,665 89
First Business Financial Services  506 19
First Commonwealth Financial  6,951 96
First Community Bankshares  1,157 43
First Financial  732 27
First Financial Bancorp  6,477 144
First Financial Bankshares  8,909 263
First Financial Northwest  506 11
First Foundation  3,276 21
First Internet Bancorp  577 16
First Interstate BancSystem, Class A  5,358 149
First Merchants  3,897 130
First Mid Bancshares  1,581 52
First of Long Island  1,354 14
First Western Financial (1) 480 8
Five Star Bancorp  1,140 27
Flushing Financial  1,762 23
FS Bancorp  429 16
Fulton Financial  12,239 208
FVCBankcorp (1) 996 11
German American Bancorp  1,963 69
Glacier Bancorp  7,799 291
Great Southern Bancorp  565 31
Greene County Bancorp  440 15
Guaranty Bancshares  529 17
Hancock Whitney  5,941 284
Hanmi Financial  1,944 33
HarborOne Bancorp  2,579 29
HBT Financial  856 17
Heartland Financial USA  2,910 129
Heritage Commerce  3,950 34
Heritage Financial  2,297 41
Hilltop Holdings  3,201 100
Hingham Institution For Savings  94 17
Home Bancorp  462 19
Home BancShares  12,897 309
HomeStreet  1,147 13
HomeTrust Bancshares  941 28
Hope Bancorp  7,974 86
Horizon Bancorp  2,870 36

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Bank, (MA)  2,903 147
Independent Bank, (MI)  1,348 36
Independent Bank Group  2,489 113
International Bancshares  3,704 212
Investar Holding  669 10
John Marshall Bancorp  805 14
Kearny Financial  3,357 21
Lakeland Financial  1,710 105
LCNB  767 11
LINKBANCORP  1,607 10
Live Oak Bancshares  2,386 84
Macatawa Bank  1,665 24
Mercantile Bank  1,040 42
Metrocity Bankshares  1,167 31
Metropolitan Bank Holding (1) 664 28
Mid Penn Bancorp  913 20
Middlefield Banc (2) 509 12
Midland States Bancorp  1,326 30
MidWestOne Financial Group  912 21
MVB Financial  731 14
National Bank Holdings, Class A  2,536 99
National Bankshares  346 10
NB Bancorp (1) 2,697 41
NBT Bancorp  3,159 122
New York Community Bancorp  52,158 168
Nicolet Bankshares  915 76
Northeast Bank  430 26
Northeast Community Bancorp  758 14
Northfield Bancorp  2,677 25
Northrim BanCorp  346 20
Northwest Bancshares  8,754 101
Norwood Financial  471 12
Oak Valley Bancorp  473 12
OceanFirst Financial  3,833 61
OFG Bancorp  3,191 120
Old National Bancorp  21,527 370
Old Second Bancorp  2,852 42
Orange County Bancorp  329 17
Origin Bancorp  1,919 61
Orrstown Financial Services  658 18
Pacific Premier Bancorp  6,570 151
Park National  988 141
Parke Bancorp  672 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pathward Financial  1,755 99
PCB Bancorp  708 12
Peapack-Gladstone Financial  1,078 24
Peoples Bancorp  2,290 69
Peoples Bancorp of North Carolina  330 10
Peoples Financial Services  643 29
Pioneer Bancorp (1) 715 7
Plumas Bancorp  354 13
Preferred Bank  838 63
Premier Financial  2,313 47
Primis Financial  1,305 14
Princeton Bancorp  314 10
Provident Bancorp (1) 1,127 11
Provident Financial Services  8,642 124
QCR Holdings  1,083 65
RBB Bancorp  1,055 20
Red River Bancshares  336 16
Renasant  3,799 116
Republic Bancorp, Class A  543 29
S&T Bancorp  2,620 87
Sandy Spring Bancorp  2,882 70
Seacoast Banking  5,794 137
ServisFirst Bancshares  3,475 220
Shore Bancshares  1,909 22
Sierra Bancorp  867 19
Simmons First National, Class A  8,511 150
SmartFinancial  1,069 25
South Plains Financial  743 20
Southern California Bancorp (1) 864 12
Southern First Bancshares (1) 547 16
Southern Missouri Bancorp  606 27
Southern States Bancshares  492 13
Southside Bancshares  1,894 52
SouthState  5,202 398
Stellar Bancorp  3,381 78
Sterling Bancorp (1) 1,239 6
Stock Yards Bancorp  1,777 88
Texas Capital Bancshares (1) 3,176 194
Third Coast Bancshares (1) 865 18
Timberland Bancorp  481 13
Tompkins Financial  917 45
Towne Bank  4,822 132
TriCo Bancshares  2,200 87

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Triumph Financial (1) 1,517 124
TrustCo Bank  1,238 36
Trustmark  4,176 125
UMB Financial  3,071 256
United Bankshares  9,049 294
United Community Banks  8,193 209
Unity Bancorp  513 15
Univest Financial  1,906 44
USCB Financial Holdings  692 9
Valley National Bancorp  29,565 206
Veritex Holdings  3,614 76
Virginia National Bankshares  292 10
WaFd  4,477 128
Washington Trust Bancorp  1,080 30
WesBanco  3,953 110
West BanCorp  1,022 18
Westamerica BanCorp  1,695 82
WSFS Financial  4,107 193
15,314
Capital Markets  1.6%
AlTi Global (1)(2) 2,438 13
Artisan Partners Asset Management, Class A  4,318 178
AssetMark Financial Holdings (1) 1,575 54
B. Riley Financial (2) 1,318 23
BGC Group, Class A  25,313 210
Brightsphere Investment Group  1,884 42
Cohen & Steers  1,887 137
Diamond Hill Investment Group  184 26
Donnelley Financial Solutions (1) 1,797 107
Forge Global Holdings (1)(2) 7,108 10
GCM Grosvenor, Class A  2,721 27
Hamilton Lane, Class A  2,629 325
MarketWise  1,695 2
Moelis, Class A  4,837 275
Open Lending (1) 6,623 37
P10, Class A  2,797 24
Patria Investments, Class A  3,658 44
Perella Weinberg Partners  3,628 59
Piper Sandler  1,188 273
PJT Partners, Class A  1,617 175
Silvercrest Asset Management Group, Class A  607 10
StepStone Group, Class A  3,671 168
StoneX Group (1) 1,878 141

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Value Line  33 1
Victory Capital Holdings, Class A  2,821 135
Virtus Investment Partners  464 105
WisdomTree  9,588 95
2,696
Consumer Finance  0.8%
Atlanticus Holdings (1) 279 8
Bread Financial Holdings  3,410 152
Consumer Portfolio Services (1) 660 7
Encore Capital Group (1) 1,615 67
Enova International (1) 1,785 111
FirstCash Holdings  2,679 281
Green Dot, Class A (1) 3,698 35
LendingClub (1) 7,132 60
LendingTree (1) 681 28
Medallion Financial  1,359 10
Moneylion (1) 588 43
Navient  5,461 80
Nelnet, Class A  994 100
NerdWallet, Class A (1) 2,685 39
OppFi  515 2
PRA Group (1) 2,538 50
PROG Holdings  2,869 100
Regional Management  507 15
Upstart Holdings (1)(2) 5,285 125
World Acceptance (1) 244 30
1,343
Financial Services  2.7%
Acacia Research (1) 2,343 12
Alerus Financial  1,207 24
AvidXchange Holdings (1) 11,920 144
Banco Latinoamericano de Comercio Exterior, Class E  1,797 53
Burford Capital  13,732 179
Cannae Holdings  3,840 70
Cantaloupe (1) 3,671 24
Cass Information Systems  908 36
Compass Diversified Holdings  4,579 100
Enact Holdings  1,927 59
Essent Group  7,139 401
EVERTEC  4,423 147
Federal Agricultural Mortgage, Class C  628 114
Flywire (1) 8,284 136
Hannon Armstrong Sustainable Infrastructure Capital (2) 7,700 228

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
I3 Verticals, Class A (1) 1,452 32
International Money Express (1) 2,117 44
Jackson Financial, Class A  5,206 387
Marqeta, Class A (1) 31,952 175
Merchants Bancorp  1,185 48
Mr Cooper Group (1) 4,366 355
NCR Atleos (1) 4,949 134
NewtekOne  1,500 19
NMI Holdings, Class A (1) 5,437 185
Onity Group (1) 468 11
Pagseguro Digital, Class A (1) 13,063 153
Payoneer Global (1) 19,448 108
Paysafe (1) 2,095 37
Paysign (1) 2,168 9
PennyMac Financial Services  1,832 173
Priority Technology Holdings (1) 1,213 6
Radian Group  10,370 322
Remitly Global (1) 9,954 121
Repay Holdings (1) 6,235 66
Sezzle (1) 167 15
StoneCo, Class A (1) 19,600 235
SWK Holdings (1)(2) 287 5
Velocity Financial (1) 614 11
Walker & Dunlop  2,201 216
Waterstone Financial  1,123 14
4,608
Insurance  1.8%
Ambac Financial Group (1) 2,867 37
American Coastal Insurance, Class C (1) 1,407 15
AMERISAFE  1,255 55
Baldwin Insurance Group (1) 4,515 160
CNO Financial Group  7,364 204
Crawford, Class A  951 8
Donegal Group, Class A  1,079 14
Employers Holdings  1,682 72
Enstar Group (1) 868 265
F&G Annuities & Life  1,254 48
Fidelis Insurance Holdings  3,286 54
Genworth Financial (1) 29,871 180
GoHealth, Class A (1) 194 2
Goosehead Insurance, Class A (1) 1,610 92
Greenlight Capital Re, Class A (1) 1,936 25
Hamilton Insurance Group, Class B (1) 1,053 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCI Group  562 52
Heritage Insurance Holdings (1) 1,641 12
Hippo Holdings (1) 1,386 24
Horace Mann Educators  2,825 92
Investors Title  83 15
James River Group Holdings  2,136 16
Kingsway Financial Services (1)(2) 673 5
Lemonade (1)(2) 3,557 59
Maiden Holdings (1) 5,630 12
MBIA  2,882 16
Mercury General  1,839 98
National Western Life Group, Class A  149 74
NI Holdings (1) 507 8
Oscar Health, Class A (1) 13,313 211
Palomar Holdings (1) 1,679 136
ProAssurance (1) 3,735 46
Root, Class A (1) 601 31
Safety Insurance Group  1,010 76
Selective Insurance Group  4,161 390
Selectquote (1) 8,798 24
SiriusPoint (1) 6,782 83
Skyward Specialty Insurance Group (1) 2,552 92
Stewart Information Services  1,857 115
Tiptree  1,611 27
Trupanion (1)(2) 2,247 66
United Fire Group  1,342 29
Universal Insurance Holdings  1,566 29
3,086
Mortgage Real Estate Investment Trusts  1.0%
AFC Gamma, REIT  1,113 14
AG Mortgage Investment Trust, REIT  2,051 14
Angel Oak Mortgage REIT, REIT  792 10
Apollo Commercial Real Estate Finance, REIT  9,796 96
Arbor Realty Trust, REIT (2) 12,620 181
Ares Commercial Real Estate, REIT (2) 3,566 24
ARMOUR Residential REIT, REIT  3,233 63
Blackstone Mortgage Trust, Class A, REIT  11,893 207
BrightSpire Capital, REIT  8,490 48
Chicago Atlantic Real Estate Finance, REIT (2) 1,053 16
Chimera Investment, REIT  5,545 71
Claros Mortgage Trust  5,983 48
Dynex Capital, REIT  4,414 53
Ellington Financial, REIT (2) 5,688 69

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franklin BSP Realty Trust, REIT  5,455 69
Granite Point Mortgage Trust, REIT  3,293 10
Invesco Mortgage Capital, REIT (2) 3,121 29
KKR Real Estate Finance Trust, REIT  3,909 35
Ladder Capital, REIT  7,805 88
MFA Financial, REIT  7,044 75
New York Mortgage Trust, REIT  5,968 35
Nexpoint Real Estate Finance, REIT  543 7
Orchid Island Capital, REIT  3,294 27
PennyMac Mortgage Investment Trust, REIT  5,977 82
Ready Capital, REIT  11,106 91
Redwood Trust, REIT  5,343 35
TPG RE Finance Trust, REIT  3,913 34
Two Harbors Investment, REIT  7,136 94
1,625
Total Financials 28,672
HEALTH CARE  17.3%
Biotechnology  8.8%
2seventy bio (1)(2) 3,122 12
4D Molecular Therapeutics (1) 3,432 72
89bio (1) 5,223 42
Absci (1) 5,644 17
ACADIA Pharmaceuticals (1) 8,054 131
ACELYRIN (1) 4,624 20
Achieve Life Sciences (1) 2,475 12
Acrivon Therapeutics (1)(2) 832 5
Actinium Pharmaceuticals (1)(2) 1,799 13
Acumen Pharmaceuticals (1) 3,108 8
ADC Therapeutics (1) 4,985 16
ADMA Biologics (1) 15,435 173
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1) 1,503 10
Aerovate Therapeutics (1)(2) 719 1
Agenus (1) 1,233 21
Agios Pharmaceuticals (1) 3,874 167
Akebia Therapeutics (1) 14,784 15
Akero Therapeutics (1) 4,656 109
Aldeyra Therapeutics (1) 3,176 10
Alector (1) 5,653 26
Alkermes (1) 11,526 278
Allogene Therapeutics (1) 6,334 15
Altimmune (1)(2) 4,950 33
ALX Oncology Holdings (1)(2) 2,369 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amicus Therapeutics (1) 20,100 199
AnaptysBio (1) 1,362 34
Anavex Life Sciences (1) 4,534 19
Anika Therapeutics (1) 937 24
Annexon (1) 5,885 29
Apogee Therapeutics (1) 2,466 97
Applied Therapeutics (1) 6,691 31
Arbutus Biopharma (1) 9,731 30
Arcellx (1) 2,955 163
Arcturus Therapeutics Holdings (1) 1,565 38
Arcus Biosciences (1) 3,541 54
Arcutis Biotherapeutics (1) 7,317 68
Ardelyx (1) 15,961 118
ArriVent Biopharma (1) 620 11
Arrowhead Pharmaceuticals (1) 8,177 213
ARS Pharmaceuticals (1) 3,441 29
Astria Therapeutics (1) 3,168 29
Atara Biotherapeutics (1) — —
Atossa Therapeutics (1) 9,139 11
Aura Biosciences (1) 3,256 25
Aurinia Pharmaceuticals (1) 9,911 57
Avid Bioservices (1) 4,279 31
Avidity Biosciences (1) 6,919 283
Avita Medical (1) 1,628 13
Beam Therapeutics (1)(2) 5,247 123
BioCryst Pharmaceuticals (1) 14,208 88
Biohaven (1) 5,146 179
Biomea Fusion (1)(2) 2,035 9
Black Diamond Therapeutics (1) 2,659 12
Bluebird Bio (1)(2) 12,320 12
Blueprint Medicines (1) 4,300 463
Boundless Bio (1) 557 2
Bridgebio Pharma (1) 9,625 244
C4 Therapeutics (1) 4,128 19
Cabaletta Bio (1) 3,025 23
Candel Therapeutics (1) 1,450 9
Capricor Therapeutics (1) 1,857 9
Cardiff Oncology (1) 2,920 6
CareDx (1) 3,470 54
Cargo Therapeutics (1) 1,462 24
Caribou Biosciences (1) 5,667 9
Cartesian Therapeutics (1)(2) 288 8
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalyst Pharmaceuticals (1) 7,988 124
Celcuity (1)(2) 1,635 27
Celldex Therapeutics (1) 4,428 164
Century Therapeutics (1) 3,398 9
CervoMed (1) 403 7
CG oncology (1) 1,528 48
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cibus (1) 1,082 11
Cogent Biosciences (1) 6,338 53
Coherus Biosciences (1)(2) 6,769 12
Compass Therapeutics (1) 5,920 6
Corbus Pharmaceuticals Holdings (1) 708 32
Crinetics Pharmaceuticals (1) 5,329 239
Cullinan Therapeutics (1) 2,676 47
Cytokinetics (1) 7,641 414
Day One Biopharmaceuticals (1) 3,539 49
Denali Therapeutics (1) 8,516 198
Design Therapeutics (1) 2,333 8
Dianthus Therapeutics (1) 1,656 43
Disc Medicine (1) 1,136 51
Dynavax Technologies (1) 9,049 102
Dyne Therapeutics (1) 5,529 195
Editas Medicine (1) 5,494 26
Elevation Oncology (1) 3,790 10
Eliem Therapeutics (1) 574 4
Enanta Pharmaceuticals (1) 1,302 17
Entrada Therapeutics (1) 1,732 25
Erasca (1) 7,986 19
Fate Therapeutics (1) 7,035 23
Fennec Pharmaceuticals (1) 1,710 10
Fibrobiologics (1) 1,861 9
Foghorn Therapeutics (1) 1,335 8
G1 Therapeutics (1) 3,624 8
Galectin Therapeutics (1) 1,650 4
Generation Bio (1) 2,946 8
Geron (1) 39,463 167
Greenwich Lifesciences (1) 442 8
GTx, CVR (1)(3) 1 —
Gyre Therapeutics (1) 534 6
Halozyme Therapeutics (1) 8,533 447
Heron Therapeutics (1)(2) 8,205 29
HilleVax (1) 2,200 32
Humacyte (1)(2) 6,139 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ideaya Biosciences (1) 5,123 180
IGM Biosciences (1)(2) 950 7
ImmunityBio (1)(2) 9,767 62
Immunome (1) 3,559 43
Immunovant (1)(2) 3,987 105
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1)(2) 562 8
Inmune Bio (1) 900 8
Inovio Pharmaceuticals (1) 1,808 15
Inozyme Pharma (1)(2) 3,374 15
Insmed (1) 10,619 711
Intellia Therapeutics (1) 6,606 148
Invivyd (1) 5,891 6
Iovance Biotherapeutics (1) 17,366 139
Ironwood Pharmaceuticals (1) 9,757 64
iTeos Therapeutics (1) 1,639 24
Janux Therapeutics (1) 1,929 81
Jasper Therapeutics (1) 800 18
KalVista Pharmaceuticals (1)(2) 2,653 31
Keros Therapeutics (1) 2,026 93
Kiniksa Pharmaceuticals International (1) 2,580 48
Kodiak Sciences (1) 2,130 5
Korro Bio (1) 434 15
Krystal Biotech (1) 1,698 312
Kura Oncology (1) 4,981 103
Kymera Therapeutics (1) 3,058 91
Kyverna Therapeutics (1) 1,228 9
Larimar Therapeutics (1) 2,961 21
LENZ Therapeutics (2) 894 15
Lexeo Therapeutics (1)(2) 647 10
Lexicon Pharmaceuticals (1) 8,220 14
Lineage Cell Therapeutics (1)(2) 8,374 8
Lyell Immunopharma (1)(2) 11,054 16
MacroGenics (1) 3,997 17
Madrigal Pharmaceuticals (1) 1,201 336
MannKind (1) 18,221 95
MeiraGTx Holdings (1) 2,017 8
Mersana Therapeutics (1) 7,450 15
MiMedx Group (1) 8,185 57
Mineralys Therapeutics (1) 2,006 23
Mirum Pharmaceuticals (1)(2) 2,696 92
Monte Rosa Therapeutics (1) 2,072 8
Morphic Holding (1) 2,737 93

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Myriad Genetics (1) 6,131 150
Neurogene (1) 719 26
Nkarta (1) 3,723 22
Novavax (1) 9,693 123
Nurix Therapeutics (1) 4,160 87
Nuvalent, Class A (1) 2,189 166
Ocugen (1) 17,875 28
Olema Pharmaceuticals (1) 2,783 30
Omega Therapeutics (1) 1,500 3
Organogenesis Holdings (1) 4,547 13
ORIC Pharmaceuticals (1) 4,296 30
Outlook Therapeutics (1)(2) 610 4
Ovid therapeutics (1) 3,876 3
PepGen (1) 1,100 18
Perspective Therapeutics (1) 3,274 33
Poseida Therapeutics (1) 4,172 12
Praxis Precision Medicines (1) 1,192 49
Precigen (1)(2) 8,587 14
Prelude Therapeutics (1) 1,020 4
Prime Medicine (1)(2) 3,994 21
ProKidney (1) 3,269 8
Protagonist Therapeutics (1) 4,009 139
Prothena (1) 2,773 57
PTC Therapeutics (1) 5,218 160
Puma Biotechnology (1) 3,003 10
Pyxis Oncology (1) 3,512 12
Q32 Bio (1) 449 8
RAPT Therapeutics (1) 1,901 6
Recursion Pharmaceuticals, Class A (1)(2) 14,194 106
REGENXBIO (1) 3,197 37
Regulus Therapeutics (1) 4,594 8
Relay Therapeutics (1) 6,361 41
Renovaro (1) 3,709 6
Replimune Group (1) 3,155 28
REVOLUTION Medicines (1) 10,422 404
Rhythm Pharmaceuticals (1) 3,753 154
Rigel Pharmaceuticals (1) 1,083 9
Rocket Pharmaceuticals (1) 4,520 97
Sage Therapeutics (1) 3,490 38
Sana Biotechnology (1)(2) 9,140 50
Savara (1) 6,790 27
Scholar Rock Holding (1)(2) 4,751 40
Sera Prognostics, Class A (1) 1,984 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shattuck Labs (1) 2,823 11
Skye Bioscience (1) 1,254 10
Soleno Therapeutics (1) 1,515 62
Solid Biosciences (1) 1,637 9
SpringWorks Therapeutics (1) 4,535 171
Spyre Therapeutics (1) 2,389 56
Stoke Therapeutics (1)(2) 2,476 33
Summit Therapeutics (1) 5,968 47
Sutro Biopharma (1) 5,814 17
Syndax Pharmaceuticals (1) 5,640 116
Tango Therapeutics (1) 3,332 29
Taysha Gene Therapies (1) 11,188 25
Tenaya Therapeutics (1) 2,860 9
Tevogen Bio Holdings (1) 2,273 2
TG Therapeutics (1) 9,568 170
Tobira Therapeutics, CVR (1)(3) 25 —
Tourmaline Bio  1,619 21
Travere Therapeutics (1) 4,868 40
TScan Therapeutics (1) 2,713 16
Twist Bioscience (1) 3,941 194
Tyra Biosciences (1) 1,429 23
UroGen Pharma (1)(2) 2,382 40
Vanda Pharmaceuticals (1) 3,647 21
Vaxcyte (1) 7,464 564
Vera Therapeutics (1) 2,593 94
Veracyte (1) 5,274 114
Verastem (1) 1,931 6
Vericel (1) 3,321 152
Verve Therapeutics (1) 4,986 24
Vir Biotechnology (1) 6,182 55
Viridian Therapeutics (1) 4,319 56
Voyager Therapeutics (1) 3,223 25
Werewolf Therapeutics (1) 2,308 6
X4 Pharmaceuticals (1) 7,572 4
XBiotech (1) 1,387 7
Xencor (1) 4,088 77
XOMA (1) 448 11
Y-mAbs Therapeutics (1) 2,473 30
Zentalis Pharmaceuticals (1) 3,906 16
Zura Bio (1)(2) 1,181 4
Zymeworks (1) 3,558 30
14,706

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  3.4%
Accuray (1) 5,982 11
Alphatec Holdings (1) 7,066 74
AngioDynamics (1) 2,477 15
Artivion (1) 2,734 70
AtriCure (1) 3,257 74
Atrion  91 41
Avanos Medical (1) 3,044 61
Axogen (1) 2,634 19
Axonics (1) 3,489 235
Bioventus, Class A (1) 2,664 15
Cerus (1) 11,452 20
CONMED  2,116 147
CVRx (1)(2) 671 8
Embecta  3,832 48
Fractyl Health (1) 641 3
Glaukos (1) 3,348 396
Haemonetics (1) 3,435 284
ICU Medical (1) 1,470 175
Inari Medical (1) 3,627 175
Inmode (1) 5,463 100
Inogen (1) 1,421 11
Integer Holdings (1) 2,283 264
Integra LifeSciences Holdings (1) 4,702 137
iRadimed  565 25
iRhythm Technologies (1) 2,141 230
Lantheus Holdings (1) 4,652 373
LeMaitre Vascular  1,393 115
LivaNova (1) 3,737 205
Merit Medical Systems (1) 3,915 336
Neogen (1) 14,939 233
NeuroPace (1) 1,013 8
Nevro (1) 2,348 20
Novocure (1) 7,306 125
Omnicell (1) 3,138 85
OraSure Technologies (1) 4,597 20
Orchestra BioMed Holdings (1) 1,670 14
Orthofix Medical (1) 2,404 32
OrthoPediatrics (1) 1,139 33
Paragon 28 (1) 2,806 19
PROCEPT BioRobotics (1) 2,902 177
Pulmonx (1) 2,386 15
Pulse Bioscience Right, Rights, 6/28/24 (1)(2) 1,025 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pulse Biosciences (1)(2) 1,183 13
RxSight (1) 2,333 140
Sanara Medtech (1) 237 7
Semler Scientific (1) 275 9
SI-BONE (1) 2,678 35
Sight Sciences (1) 2,499 17
Silk Road Medical (1) 2,700 73
STAAR Surgical (1) 3,391 161
Stereotaxis (1) 4,067 7
Surmodics (1) 919 39
Tactile Systems Technology (1) 1,504 18
Tandem Diabetes Care (1) 4,437 179
TransMedics Group (1) 2,196 331
Treace Medical Concepts (1) 3,429 23
UFP Technologies (1) 498 131
Utah Medical Products  223 15
Varex Imaging (1) 2,631 39
Vicarious Surgical, Class A (1) 1 —
Zimvie (1) 1,880 34
Zynex (1)(2) 1,133 11
5,730
Health Care Providers & Services  2.9%
Accolade (1) 5,157 18
AdaptHealth (1) 7,011 70
Addus HomeCare (1) 1,081 126
agilon health (1) 21,159 138
AirSculpt Technologies (1)(2) 759 3
Alignment Healthcare (1) 6,912 54
AMN Healthcare Services (1) 2,600 133
Astrana Health (1) 2,958 120
Aveanna Healthcare Holdings (1) 3,325 9
BrightSpring Health Services (1) 3,735 42
Brookdale Senior Living (1) 13,161 90
Castle Biosciences (1) 1,796 39
Community Health Systems (1) 8,050 27
CorVel (1) 608 155
Cross Country Healthcare (1) 2,147 30
DocGo (1) 7,147 22
Enhabit (1) 3,351 30
Ensign Group  3,797 470
Fulgent Genetics (1) 1,370 27
GeneDx Holdings (1) 853 22
Guardant Health (1) 8,081 233

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HealthEquity (1) 5,790 499
Hims & Hers Health (1) 12,992 262
InfuSystem Holdings (1) 1,197 8
Innovage Holding (1) 1,322 7
Joint (1) 918 13
LifeStance Health Group (1) 8,275 41
ModivCare (1) 815 21
Nano-X Imaging (1)(2) 3,800 28
National HealthCare  858 93
National Research  958 22
NeoGenomics (1) 8,752 121
OPKO Health (1)(2) 22,208 28
Option Care Health (1) 11,931 330
Owens & Minor (1) 5,193 70
PACS Group (1) 1,718 51
Patterson  5,484 132
Pediatrix Medical Group (1) 5,626 42
Pennant Group (1) 1,888 44
Performant Financial (1) 4,433 13
PetIQ (1) 1,823 40
Privia Health Group (1) 6,956 121
Progyny (1) 5,788 166
Quipt Home Medical (1) 2,664 9
RadNet (1) 4,525 267
Select Medical Holdings  7,316 257
Sonida Senior Living (1) 255 7
Surgery Partners (1) 5,269 125
Talkspace (1) 8,642 20
U.S. Physical Therapy  1,028 95
Viemed Healthcare (1) 2,148 14
4,804
Health Care Technology  0.3%
Definitive Healthcare (1) 3,765 21
Evolent Health, Class A (1) 7,914 151
Health Catalyst (1) 3,645 23
HealthStream  1,583 44
LifeMD (1) 2,455 17
OptimizeRx (1) 997 10
Phreesia (1) 3,420 73
Schrodinger (1) 3,827 74
Simulations Plus  1,035 50
Teladoc Health (1) 11,683 114
577

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.3%
Adaptive Biotechnologies (1) 7,266 26
Akoya Biosciences (1)(2) 1,594 4
BioLife Solutions (1) 2,450 52
ChromaDex (1) 3,559 10
Codexis (1) 4,265 13
Conduit Pharmaceuticals (1) 2,132 2
CryoPort (1) 2,835 20
Cytek Biosciences (1) 7,989 44
Harvard Bioscience (1) 2,632 7
Lifecore Biomedical (1) 1,566 8
Maravai LifeSciences Holdings, Class A (1) 7,625 55
MaxCyte (1) 7,304 29
Mesa Laboratories  342 30
Nautilus Biotechnology (1) 3,273 8
Omniab (1) 6,237 23
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 17,295 24
Quanterix (1) 2,399 32
Quantum-Si (1)(2) 6,502 7
Standard BioTools (1) 20,929 37
431
Pharmaceuticals  1.6%
Alimera Sciences (1) 1,567 9
Alto Neuroscience (1) 660 7
Amneal Pharmaceuticals (1) 10,958 70
Amphastar Pharmaceuticals (1) 2,641 106
ANI Pharmaceuticals (1) 1,272 81
Aquestive Therapeutics (1) 5,293 14
Arvinas (1) 4,411 117
Atea Pharmaceuticals (1) 4,920 16
Avadel Pharmaceuticals (1) 6,353 89
Axsome Therapeutics (1) 2,496 201
Biote, Class A (1) 1,931 14
Cassava Sciences (1)(2) 2,646 33
Collegium Pharmaceutical (1) 2,242 72
Contineum Therapeutics, Class A (1) 505 9
Corcept Therapeutics (1) 5,541 180
CorMedix (1)(2) 3,438 15
Edgewise Therapeutics (1) 4,991 90
Enliven Therapeutics (1) 2,430 57
Esperion Therapeutics (1) 13,154 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evolus (1) 3,831 42
EyePoint Pharmaceuticals (1) 3,487 30
Fulcrum Therapeutics (1) 4,330 27
Harmony Biosciences Holdings (1) 2,117 64
Harrow (1)(2) 2,116 44
Innoviva (1) 3,837 63
Ligand Pharmaceuticals (1) 1,170 99
Liquidia (1)(2) 3,985 48
Longboard Pharmaceuticals (1) 2,235 60
Lyra Therapeutics (1) 5,483 2
MediWound (1) 585 9
Mind Medicine MindMed (1) 4,996 36
Nektar Therapeutics (1) 12,692 16
Neumora Therapeutics (1) 5,809 57
Nuvation Bio (1) 12,460 36
Ocular Therapeutix (1)(2) 10,712 73
Omeros (1)(2) 3,845 16
Pacira BioSciences (1) 3,150 90
Phathom Pharmaceuticals (1)(2) 2,123 22
Phibro Animal Health, Class A  1,291 22
Pliant Therapeutics (1)(2) 3,771 41
Prestige Consumer Healthcare (1) 3,391 233
Revance Therapeutics (1) 7,362 19
Scilex Holding (1) 2,710 5
scPharmaceuticals (1) 1,881 8
SIGA Technologies  3,016 23
Supernus Pharmaceuticals (1) 3,451 92
Tarsus Pharmaceuticals (1) 2,535 69
Telomir Pharmaceuticals (1) 461 2
Terns Pharmaceuticals (1) 4,021 27
Theravance Biopharma (1) 2,503 21
Third Harmonic Bio (1) 1,342 17
Trevi Therapeutics (1) 4,236 13
Ventyx Biosciences (1) 2,994 7
Verrica Pharmaceuticals (1)(2) 1,287 9
WaVe Life Sciences (1) 5,415 27
Xeris Biopharma Holdings (1) 8,544 19
Zevra Therapeutics (1) 3,009 15
2,712
Total Health Care 28,960
INDUSTRIALS & BUSINESS SERVICES  17.2%
Aerospace & Defense  1.1%
AAR (1) 2,363 172

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AeroVironment (1) 1,792 326
AerSale (1) 2,170 15
Archer Aviation, Class A (1)(2) 16,114 57
Astronics (1) 1,988 40
Byrna Technologies (1) 1,240 12
Cadre Holdings  1,797 60
Ducommun (1) 897 52
Eve Holding (1)(2) 1,120 4
Intuitive Machines (1) 2,106 7
Kratos Defense & Security Solutions (1) 10,136 203
Leonardo DRS (1) 5,052 129
Mercury Systems (1) 3,765 102
Moog, Class A  1,943 325
National Presto Industries  329 25
Park Aerospace  1,194 16
Redwire (1)(2) 1,629 12
Rocket Lab USA (1)(2) 23,882 115
Terran Orbital (1)(2) 11,386 9
Triumph Group (1) 4,241 65
V2X (1) 852 41
Virgin Galactic Holdings (1)(2) 1,138 10
VirTra (1) 796 6
1,803
Air Freight & Logistics  0.2%
Air Transport Services Group (1) 3,406 47
Forward Air (2) 1,666 32
Hub Group, Class A  4,184 180
Radiant Logistics (1) 2,263 13
272
Building Products  1.4%
American Woodmark (1) 1,061 83
Apogee Enterprises  1,502 94
AZZ  2,013 155
Caesarstone (1) 1,525 8
CSW Industrials  1,060 281
Gibraltar Industries (1) 2,098 144
Griffon  2,650 169
Insteel Industries  1,243 38
Janus International Group (1) 9,736 123
JELD-WEN Holding (1) 5,912 80
Masterbrand (1) 8,693 128
Quanex Building Products  2,165 60
Resideo Technologies (1) 10,006 196

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tecnoglass  1,545 77
UFP Industries  4,139 464
Zurn Elkay Water Solutions  9,961 293
2,393
Commercial Services & Supplies  1.8%
ABM Industries  4,331 219
ACCO Brands  6,176 29
ACV Auctions, Class A (1) 10,139 185
Aris Water Solutions, Class A  1,905 30
Bridger Aerospace Group Holdings (1) 759 3
BrightView Holdings (1) 3,065 41
Brink's  3,076 315
Casella Waste Systems, Class A (1) 3,915 388
CECO Environmental (1) 1,925 56
Cimpress (1) 1,242 109
CompX International  107 3
CoreCivic (1) 7,506 97
Deluxe  3,049 68
Driven Brands Holdings (1) 4,140 53
Ennis  1,697 37
Enviri (1) 5,103 44
GEO Group (1) 8,530 122
Healthcare Services Group (1) 4,829 51
HNI  3,222 145
Interface  3,772 55
LanzaTech Global (1)(2) 8,002 15
Li-Cycle Holdings (1)(2) 1 —
Liquidity Services (1) 1,545 31
Matthews International, Class A  1,958 49
MillerKnoll  4,783 127
Montrose Environmental Group (1) 2,184 97
NL Industries  586 4
OPENLANE (1) 7,369 122
Perma-Fix Environmental Services (1) 916 9
Pitney Bowes  10,948 56
Quad/Graphics  1,871 10
Quest Resource Holding (1) 1,245 11
Steelcase, Class A  6,366 82
UniFirst  1,031 177
Viad (1) 1,315 45
Virco Mfg.  754 11
VSE  939 83
2,979

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  1.5%
Ameresco, Class A (1) 2,109 61
Arcosa  3,322 277
Argan  827 60
Bowman Consulting Group (1) 931 30
Centuri Holdings (1) 961 19
Concrete Pumping Holdings (1) 1,543 9
Construction Partners, Class A (1) 2,943 162
Dycom Industries (1) 1,944 328
Fluor (1) 11,677 509
Granite Construction  3,018 187
Great Lakes Dredge & Dock (1) 3,541 31
IES Holdings (1) 573 80
Limbach Holdings (1) 708 40
Matrix Service (1) 1,864 19
MYR Group (1) 1,139 155
Northwest Pipe (1) 630 21
Orion Group Holdings (1) 2,152 20
Primoris Services  3,662 183
Southland Holdings (1) 184 1
Sterling Infrastructure (1) 2,070 245
Tutor Perini (1) 2,982 65
2,502
Electrical Equipment  1.6%
Allient  1,020 26
American Superconductor (1) 2,356 55
Amprius Technologies (1) 263 —
Array Technologies (1) 10,486 108
Atkore  2,514 339
Blink Charging (1) 6,804 19
Bloom Energy, Class A (1)(2) 13,631 167
ChargePoint Holdings (1) 26,893 41
Encore Wire  988 286
Energy Vault Holdings (1)(2) 6,837 6
EnerSys  2,739 283
Enovix (1)(2) 10,189 157
Fluence Energy (1)(2) 4,189 73
Freyr Battery (1) 7,991 14
FuelCell Energy (1)(2) 30,478 19
GrafTech International  18,366 18
LSI Industries  1,791 26
Net Power (1) 1,498 15
NEXTracker, Class A (1) 7,950 373

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NuScale Power (1) 5,348 62
Plug Power (1) 43,341 101
Powell Industries  642 92
Preformed Line Products  154 19
SES AI (1)(2) 7,944 10
Shoals Technologies Group, Class A (1) 11,804 74
SolarMax Technology (1) 481 1
Solidion Technology (1) 1,896 1
Stem (1) 9,166 10
SunPower (1)(2) 5,629 17
Sunrun (1) 14,974 178
Thermon Group Holdings (1) 2,296 71
TPI Composites (1)(2) 2,641 10
Ultralife (1) 742 8
Vicor (1) 1,485 49
2,728
Ground Transportation  0.5%
ArcBest  1,614 173
Covenant Logistics Group  533 26
FTAI Infrastructure  6,947 60
Heartland Express  3,017 37
Hertz Global Holdings (1) 8,545 30
Marten Transport  3,815 70
PAM Transportation Services (1) 432 8
RXO (1) 7,986 209
Universal Logistics Holdings  435 18
Werner Enterprises  4,338 155
786
Industrial Conglomerates  0.0%
Brookfield Business, Class A  1,756 36
36
Machinery  3.8%
374Water (1)(2) 4,150 5
3D Systems (1) 8,735 27
Alamo Group  703 122
Albany International, Class A  2,139 181
Astec Industries  1,500 44
Atmus Filtration Technologies (1) 5,744 165
Barnes Group  3,174 131
Blue Bird (1) 2,207 119
Chart Industries (1) 2,888 417
Columbus McKinnon  1,958 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Vehicle Group (1) 2,104 10
Desktop Metal, Class A (1) 1 —
Douglas Dynamics  1,502 35
Eastern  379 10
Energy Recovery (1) 3,670 49
Enerpac Tool Group  3,730 142
Enpro  1,439 209
ESCO Technologies  1,774 186
Federal Signal  4,115 344
Franklin Electric  3,101 299
Gencor Industries (1) 656 13
Gorman-Rupp  1,429 52
Graham (1) 721 20
Greenbrier  2,108 104
Helios Technologies  2,284 109
Hillenbrand  4,812 193
Hillman Solutions (1) 13,490 119
Hyliion Holdings (1)(2) 9,474 15
Hyster-Yale  791 55
John Bean Technologies  2,177 207
Kadant  803 236
Kennametal  5,437 128
L B Foster, Class A (1) 646 14
Lindsay  754 93
Luxfer Holdings  1,687 19
Manitowoc (1) 2,334 27
Mayville Engineering (1) 701 12
Miller Industries  714 39
Mueller Industries  7,643 435
Mueller Water Products, Class A  10,645 191
Nikola (1) 1 —
NN (1) 3,332 10
Omega Flex  210 11
Park-Ohio Holdings  553 14
Proto Labs (1) 1,710 53
REV Group  3,530 88
Shyft Group  2,164 26
SPX Technologies (1) 3,079 438
Standex International  798 129
Taylor Devices (1) 176 8
Tennant  1,300 128
Terex  4,562 250
Titan International (1) 3,468 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinity Industries  5,602 168
Twin Disc  811 9
Velo3D (1) 1 —
Wabash National  3,022 66
Watts Water Technologies, Class A  1,874 344
6,412
Marine Transportation  0.3%
Costamare  2,989 49
Genco Shipping & Trading  2,768 59
Golden Ocean Group  8,122 112
Himalaya Shipping  1,956 18
Matson  2,328 305
Pangaea Logistics Solutions  2,295 18
Safe Bulkers  4,249 25
586
Passenger Airlines  0.4%
Allegiant Travel  1,041 52
Blade Air Mobility (1) 3,654 13
Frontier Group Holdings (1)(2) 2,472 12
Hawaiian Holdings (1) 3,334 41
JetBlue Airways (1) 20,887 127
Joby Aviation (1)(2) 27,564 141
SkyWest (1) 2,713 223
Spirit Airlines  7,374 27
Sun Country Airlines Holdings (1) 2,884 36
Wheels Up Experience (1) 6,435 12
684
Professional Services  2.4%
Alight, Class A (1) 32,525 240
Asure Software (1) 1,410 12
Barrett Business Services  1,676 55
BlackSky Technology (1)(2) 8,616 9
CBIZ (1) 3,282 243
Conduent (1) 11,568 38
CRA International  447 77
CSG Systems International  2,035 84
DLH Holdings (1) 633 7
ExlService Holdings (1) 10,756 337
Exponent  3,459 329
First Advantage  3,557 57
FiscalNote Holdings (1)(2) 3,954 6
Forrester Research (1) 773 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franklin Covey (1) 743 28
Heidrick & Struggles International  1,316 41
HireQuest  364 4
Huron Consulting Group (1) 1,205 119
IBEX (1) 669 11
ICF International  1,277 190
Innodata (1) 1,669 25
Insperity  2,459 224
Kelly Services, Class A  2,023 43
Kforce  1,285 80
Korn Ferry  3,556 239
Legalzoom.com (1) 9,484 79
Maximus  4,174 358
Mistras Group (1) 1,276 11
NV5 Global (1) 981 91
Planet Labs PBC (1) 11,338 21
Resources Connection  2,072 23
Spire Global (1) 1,576 17
Sterling Check (1) 2,305 34
TriNet Group  2,228 223
TrueBlue (1) 1,946 20
TTEC Holdings  1,156 7
Upwork (1) 8,562 92
Verra Mobility (1) 11,394 310
Willdan Group (1) 789 23
WNS Holdings (1) 3,177 167
3,987
Trading Companies & Distributors  2.2%
Alta Equipment Group  1,613 13
Applied Industrial Technologies  2,631 510
Beacon Roofing Supply (1) 4,358 394
BlueLinx Holdings (1) 557 52
Boise Cascade  2,711 323
Custom Truck One Source (1) 3,647 16
Distribution Solutions Group (1) 643 19
DNOW (1) 7,411 102
DXP Enterprises (1) 883 41
EVI Industries  423 8
FTAI Aviation  6,811 703
GATX  2,443 323
Global Industrial  951 30
GMS (1) 2,742 221
H&E Equipment Services  2,216 98

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Herc Holdings  1,927 257
Hudson Technologies (1) 2,983 26
Karat Packaging  420 12
McGrath RentCorp  1,672 178
MRC Global (1) 5,802 75
Rush Enterprises, Class A  4,169 175
Rush Enterprises, Class B  581 23
Titan Machinery (1) 1,375 22
Transcat (1) 594 71
Willis Lease Finance  179 12
Xometry, Class A (1)(2) 2,921 34
3,738
Transportation Infrastructure  0.0%
Sky Harbour Group (1) 837 8
8
Total Industrials & Business Services 28,914
INFORMATION TECHNOLOGY  13.3%
Communications Equipment  0.6%
ADTRAN Holdings  4,985 26
Applied Optoelectronics (1) 2,594 21
Aviat Networks (1) 728 21
Calix (1) 4,032 143
Clearfield (1)(2) 825 32
CommScope Holding (1) 13,437 17
Digi International (1) 2,335 54
Extreme Networks (1) 8,624 116
Harmonic (1) 7,594 89
Infinera (1)(2) 13,098 80
NETGEAR (1) 1,847 28
NetScout Systems (1) 4,756 87
Ribbon Communications (1) 5,817 19
Viasat (1) 8,332 106
Viavi Solutions (1) 15,124 104
943
Electronic Equipment, Instruments & Components  3.1%
908 Devices (1) 1,445 7
Advanced Energy Industries  2,562 279
Aeva Technologies (1) 1,000 3
Arlo Technologies (1) 6,545 85
Badger Meter  2,011 375
Bel Fuse, Class A  126 10
Bel Fuse, Class B  704 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Belden  2,776 260
Benchmark Electronics  2,452 97
Climb Global Solutions  263 17
CTS  2,037 103
Daktronics (1) 2,438 34
ePlus (1) 1,806 133
Evolv Technologies Holdings (1) 9,178 23
Fabrinet (1) 2,494 611
FARO Technologies (1) 1,302 21
Insight Enterprises (1) 1,909 379
Iteris (1) 2,763 12
Itron (1) 3,144 311
Kimball Electronics (1) 1,701 37
Knowles (1) 6,065 105
Lightwave Logic (1)(2) 7,827 23
Methode Electronics  2,153 22
MicroVision (1)(2) 12,202 13
Mirion Technologies (1) 13,704 147
Napco Security Technologies  2,415 125
nLight (1) 3,196 35
Novanta (1) 2,454 400
OSI Systems (1) 1,109 153
Ouster (1) 3,012 30
PAR Technology (1) 2,314 109
PC Connection  800 51
Plexus (1) 1,862 192
Powerfleet (1) 6,305 29
Richardson Electronics  755 9
Rogers (1) 1,287 155
Sanmina (1) 3,753 249
ScanSource (1) 1,721 76
SmartRent (1) 13,458 32
TTM Technologies (1) 6,925 135
Vishay Intertechnology  8,654 193
Vishay Precision Group (1) 791 24
5,150
IT Services  0.8%
Applied Digital (1)(2) 6,824 41
ASGN (1) 3,089 272
Backblaze, Class A (1) 2,821 17
BigBear.ai Holdings (1)(2) 7,386 11
BigCommerce Holdings, Series 1 (1)(2) 4,896 39
Core Scientific (1) 12,243 114

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Couchbase (1) 2,689 49
DigitalOcean Holdings (1) 4,501 156
Fastly, Class A (1) 8,877 65
Grid Dynamics Holdings (1) 3,799 40
Hackett Group  1,648 36
Information Services Group  2,132 6
Perficient (1) 2,378 178
Rackspace Technology (1)(2) 4,030 12
Squarespace, Class A (1) 4,160 182
Thoughtworks Holding (1)(2) 5,969 17
Tucows, Class A (1)(2) 604 12
Unisys (1) 4,481 19
1,266
Semiconductors & Semiconductor Equipment  2.6%
ACM Research, Class A (1) 3,506 81
Aehr Test Systems (1) 1,727 19
Alpha & Omega Semiconductor (1) 1,546 58
Ambarella (1) 2,599 140
Axcelis Technologies (1) 2,230 317
CEVA (1) 1,489 29
Cohu (1) 3,180 105
Credo Technology Group Holding (1) 8,713 278
Diodes (1) 3,124 225
Everspin Technologies (1) 1,426 9
FormFactor (1) 5,299 321
GCT Semiconductor Holding (1) 632 3
Ichor Holdings (1) 2,238 86
Impinj (1) 1,533 240
indie Semiconductor, Class A (1)(2) 11,297 70
Kulicke & Soffa Industries  3,760 185
MaxLinear (1) 5,427 109
Navitas Semiconductor (1) 8,774 35
NVE  325 24
PDF Solutions (1) 2,141 78
Photronics (1) 4,232 104
Power Integrations  3,874 272
QuickLogic (1) 997 10
Rambus (1) 7,445 437
Rigetti Computing (1) 10,204 11
Semtech (1) 4,445 133
Silicon Laboratories (1) 2,169 240
SiTime (1) 1,260 157
SkyWater Technology (1) 1,947 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMART Global Holdings (1) 3,392 78
Synaptics (1) 2,669 235
Ultra Clean Holdings (1) 3,035 149
Veeco Instruments (1) 3,809 178
4,431
Software  6.0%
8x8 (1) 7,907 18
A10 Networks  4,885 68
ACI Worldwide (1) 7,220 286
Adeia  7,485 84
Agilysys (1) 1,517 158
Airship AI Holdings (1) 382 1
Alarm.com Holdings (1) 3,305 210
Alkami Technology (1) 3,028 86
Altair Engineering, Class A (1) 3,911 384
American Software, Class A  2,069 19
Amplitude, Class A (1) 5,286 47
Appian, Class A (1) 2,769 85
Arteris (1) 1,963 15
Asana, Class A (1)(2) 5,435 76
AudioEye (1) 511 9
Aurora Innovation (1)(2) 57,646 160
AvePoint (1) 8,653 90
Bit Digital (1) 8,181 26
Blackbaud (1) 2,814 214
BlackLine (1) 3,955 192
Blend Labs, Class A (1) 16,019 38
Box, Class A (1) 9,642 255
Braze, Class A (1) 3,512 136
C3.ai, Class A (1)(2) 5,666 164
Cerence (1) 2,632 7
Cipher Mining (1) 11,935 50
Cleanspark (1) 15,173 242
Clearwater Analytics Holdings, Class A (1) 9,595 178
CommVault Systems (1) 2,987 363
Consensus Cloud Solutions (1) 1,250 21
CS Disco (1) 2,123 13
Daily Journal (1) 89 35
Dave (1) 553 17
Digimarc (1)(2) 1,057 33
Digital Turbine (1) 6,217 10
Domo, Class B (1) 2,077 16
D-Wave Quantum (1) 6,477 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
E2open Parent Holdings (1) 11,323 51
eGain (1) 1,280 8
Enfusion, Class A (1) 3,380 29
Envestnet (1) 3,471 217
Everbridge (1) 2,863 100
EverCommerce (1) 1,508 17
Freshworks, Class A (1) 13,971 177
Hut 8 (1) 5,516 83
iLearningEngines Holdings (1) 2,068 19
Instructure Holdings (1)(2) 1,536 36
Intapp (1) 2,608 96
InterDigital (2) 1,733 202
Jamf Holding (1) 5,102 84
Kaltura (1) 5,271 6
LiveRamp Holdings (1) 4,471 138
Marathon Digital Holdings (1)(2) 18,706 371
Matterport (1) 18,029 81
MeridianLink (1) 1,870 40
Mitek Systems (1) 3,216 36
N-able (1) 4,917 75
NCR Voyix (1) 9,984 123
NextNav (1) 5,200 42
Olo, Class A (1) 6,883 30
ON24 (1) 1,858 11
OneSpan (1) 2,562 33
Ooma (1) 1,529 15
Pagaya Technologies, Class A (1) 2,804 36
PagerDuty (1) 6,121 140
Porch Group (1) 5,648 9
PowerSchool Holdings, Class A (1) 4,092 92
Prairie Operating (1) 336 4
Progress Software  2,895 157
PROS Holdings (1)(2) 3,143 90
Q2 Holdings (1) 4,028 243
Qualys (1) 2,540 362
Rapid7 (1) 4,241 183
Red Violet (1) 720 18
Rekor Systems (1) 5,217 8
ReposiTrak  838 13
Rimini Street (1) 3,240 10
Riot Platforms (1)(2) 18,602 170
Roadzen (1) 1,317 3
Sapiens International  2,019 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEMrush Holdings, Class A (1) 2,525 34
SolarWinds  3,768 45
SoundHound AI, Class A (1)(2) 19,528 77
SoundThinking (1) 643 8
Sprinklr, Class A (1) 6,812 66
Sprout Social, Class A (1) 3,390 121
SPS Commerce (1) 2,544 479
Telos (1) 3,984 16
Tenable Holdings (1) 8,068 352
Terawulf (1) 15,849 70
Varonis Systems (1) 7,543 362
Verint Systems (1) 4,236 136
Vertex, Class A (1) 3,722 134
Viant Technology, Class A (1) 903 9
Weave Communications (1) 2,745 25
WM Technology (1) 6,268 6
Workiva (1) 3,457 252
Xperi (1) 2,780 23
Yext (1)(2) 7,097 38
Zeta Global Holdings, Class A (1) 11,268 199
Zuora, Class A (1) 8,768 87
10,078
Technology Hardware, Storage & Peripherals  0.2%
CompoSecure, Class A (2) 1,109 7
Corsair Gaming (1) 3,108 34
CPI Card Group (1) 287 8
Diebold Nixdorf (1) 1,742 67
Eastman Kodak (1) 4,252 23
Immersion  1,984 19
IonQ (1)(2) 13,632 96
Turtle Beach (1) 1,052 15
Xerox Holdings  7,730 90
359
Total Information Technology 22,227
MATERIALS  4.6%
Chemicals  2.0%
AdvanSix  1,689 39
American Vanguard  1,718 15
Arcadium Lithium (1)(2) 74,191 249
Arq (1) 1,785 11
ASP Isotopes (1) 2,894 9
Aspen Aerogels (1) 4,003 95

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avient  6,184 270
Balchem  2,213 341
Cabot  3,710 341
Core Molding Technologies (1) 440 7
Danimer Scientific, Warrants, 7/15/25 (1) 1,922 —
Ecovyst (1) 8,012 72
Hawkins  1,327 121
HB Fuller  3,749 289
Ingevity (1) 2,501 109
Innospec  1,708 211
Intrepid Potash (1) 734 17
Koppers Holdings  1,323 49
Kronos Worldwide  1,377 17
LSB Industries (1) 3,431 28
Mativ Holdings  3,527 60
Minerals Technologies  2,200 183
Northern Technologies International  572 9
Orion  3,958 87
Perimeter Solutions (1) 9,124 71
PureCycle Technologies (1)(2) 8,519 50
Quaker Chemical  958 163
Rayonier Advanced Materials (1) 4,369 24
Sensient Technologies  2,885 214
Stepan  1,465 123
Tronox Holdings  8,150 128
Valhi (2) 173 3
3,405
Construction Materials  0.4%
Knife River (1) 3,890 273
Smith-Midland (1) 327 9
Summit Materials, Class A (1) 8,287 303
United States Lime & Minerals  136 50
635
Containers & Packaging  0.3%
Ardagh Metal Packaging  10,035 34
Greif, Class A  1,712 98
Greif, Class B  340 21
Myers Industries  2,440 33
O-I Glass (1) 10,633 118
Pactiv Evergreen  2,629 30
Ranpak Holdings (1) 2,766 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TriMas  2,722 70
422
Metals & Mining  1.8%
Alpha Metallurgical Resources  749 210
Arch Resources  1,185 180
Caledonia Mining  1,097 11
Carpenter Technology  3,257 357
Century Aluminum (1) 3,643 61
Coeur Mining (1) 27,090 152
Commercial Metals  7,916 435
Compass Minerals International  2,295 24
Constellium (1) 8,876 167
Contango ORE (1)(2) 488 9
Dakota Gold (1) 4,056 10
Haynes International  836 49
Hecla Mining  39,448 191
i-80 Gold (1) 18,335 20
Ivanhoe Electric (1) 5,771 54
Kaiser Aluminum  1,099 96
Lifezone Metals (1) 2,572 20
Materion  1,412 153
Metallus (1) 2,813 57
Metals Acquisition, Class A (1) 3,724 51
Novagold Resources (1) 15,960 55
Olympic Steel  772 35
Perpetua Resources (1) 2,437 13
Piedmont Lithium (1)(2) 1,238 12
Radius Recycling  1,753 27
Ramaco Resources, Class A  1,865 23
Ramaco Resources, Class B  240 3
Ryerson Holding  1,884 37
SSR Mining  13,987 63
SunCoke Energy  5,504 54
Tredegar  1,629 8
Universal Stainless & Alloy Products (1) 615 17
Warrior Met Coal  3,550 223
Worthington Steel  2,240 75
2,952
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,094 53

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sylvamo  2,411 165
218
Total Materials 7,632
REAL ESTATE  5.9%
Diversified Real Estate Investment Trusts  0.6%
Alexander & Baldwin, REIT  5,007 85
Alpine Income Property Trust, REIT  821 13
American Assets Trust, REIT  3,204 72
Armada Hoffler Properties, REIT  4,364 48
Broadstone Net Lease, REIT  12,922 205
CTO Realty Growth, REIT  1,415 25
Empire State Realty Trust, Class A, REIT  9,220 86
Essential Properties Realty Trust, REIT  12,006 333
Gladstone Commercial, REIT  2,561 37
Global Net Lease, REIT  13,795 101
NexPoint Diversified Real Estate Trust, REIT (2) 2,128 12
One Liberty Properties, REIT  1,034 24
1,041
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  4,481 66
CareTrust REIT, REIT  9,283 233
Community Healthcare Trust, REIT  1,730 40
Diversified Healthcare Trust, REIT  15,724 48
Global Medical REIT, REIT  4,063 37
LTC Properties, REIT  2,951 102
National Health Investors, REIT  2,867 194
Sabra Health Care REIT, REIT  15,845 244
Strawberry Fields REIT  450 5
Universal Health Realty Income Trust, REIT  822 32
1,001
Hotel & Resort Real Estate Investment Trusts  0.8%
Apple Hospitality REIT, REIT  15,613 227
Braemar Hotels & Resorts, REIT  4,015 10
Chatham Lodging Trust, REIT  3,223 27
DiamondRock Hospitality, REIT  14,442 122
Pebblebrook Hotel Trust, REIT  8,199 113
RLJ Lodging Trust, REIT  10,122 97
Ryman Hospitality Properties, REIT  4,012 401
Service Properties Trust, REIT  10,832 56
Summit Hotel Properties, REIT  6,771 41
Sunstone Hotel Investors, REIT  13,949 146

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xenia Hotels & Resorts, REIT  6,835 98
1,338
Industrial Real Estate Investment Trusts  0.5%
Industrial Logistics Properties Trust, REIT  4,620 17
Innovative Industrial Properties, REIT  1,931 211
LXP Industrial Trust, REIT  19,918 182
Plymouth Industrial REIT, REIT  2,734 58
Terreno Realty, REIT  6,535 387
855
Office Real Estate Investment Trusts  0.7%
Brandywine Realty Trust, REIT  10,998 49
City Office REIT, REIT  2,414 12
COPT Defense Properties, REIT  7,714 193
Douglas Emmett, REIT  11,075 147
Easterly Government Properties, REIT  6,678 83
Equity Commonwealth, REIT (1) 7,255 141
Franklin Street Properties, REIT  7,040 11
Hudson Pacific Properties, REIT  9,106 44
JBG SMITH Properties, REIT  6,072 92
NET Lease Office Properties, REIT  1,038 26
Orion Office REIT, REIT  3,576 13
Paramount Group, REIT  12,179 56
Peakstone Realty Trust, REIT  2,409 25
Piedmont Office Realty Trust, Class A, REIT  8,241 60
Postal Realty Trust, Class A, REIT  1,311 17
SL Green Realty, REIT  4,548 258
1,227
Real Estate Management & Development  0.7%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 7,102 24
Compass, Class A (1) 25,060 90
Cushman & Wakefield (1) 15,697 163
DigitalBridge Group  10,651 146
eXp World Holdings (2) 5,583 63
Forestar Group (1) 1,216 39
FRP Holdings (1) 844 24
Kennedy-Wilson Holdings  7,854 76
Marcus & Millichap  1,565 49
Maui Land & Pineapple (1) 466 10
Newmark Group, Class A  9,385 96
Offerpad Solutions (1) 855 4
Opendoor Technologies (1) 42,629 79

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RE/MAX Holdings, Class A  1,141 9
Real Brokerage (1) 6,644 27
Redfin (1) 8,110 49
RMR Group, Class A  985 22
St. Joe  2,473 135
Star Holdings (1) 776 9
Stratus Properties (1) 369 9
Tejon Ranch (1) 1,336 23
Transcontinental Realty Investors (1) 92 3
1,150
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT (1) 6,996 58
BRT Apartments, REIT  726 13
Centerspace, REIT  992 67
Clipper Realty, REIT  737 3
Elme Communities, REIT  6,048 96
Independence Realty Trust, REIT  15,469 290
NexPoint Residential Trust, REIT  1,565 62
UMH Properties, REIT  4,398 70
Veris Residential, REIT  5,186 78
737
Retail Real Estate Investment Trusts  1.2%
Acadia Realty Trust, REIT  6,935 124
Alexander's, REIT  144 32
CBL & Associates Properties, REIT  1,549 36
Getty Realty, REIT  3,402 91
InvenTrust Properties, REIT  4,678 116
Kite Realty Group Trust, REIT  14,860 332
Macerich, REIT  14,838 229
NETSTREIT, REIT (2) 5,071 81
Phillips Edison, REIT  8,404 275
Retail Opportunity Investments, REIT  8,512 106
Saul Centers, REIT  764 28
SITE Centers, REIT  13,016 189
Tanger, REIT  7,293 198
Urban Edge Properties, REIT  8,215 152
Whitestone REIT, REIT  3,141 42
2,031
Specialized Real Estate Investment Trusts  0.4%
Farmland Partners, REIT (2) 2,851 33
Four Corners Property Trust, REIT  6,291 155
Gladstone Land, REIT  2,243 31

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outfront Media, REIT  10,150 145
PotlatchDeltic, REIT  5,440 214
Safehold, REIT  3,567 69
Uniti Group, REIT  15,461 45
692
Total Real Estate 10,072
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
iShares Russell 2000 ETF  410 83
Seven Hills Realty Trust, REIT  900 12
Total Trusts & Funds 95
UTILITIES  2.8%
Electric Utilities  0.8%
ALLETE  3,977 248
Genie Energy, Class B  880 13
Hawaiian Electric Industries  7,659 69
MGE Energy  2,497 186
Otter Tail  2,832 248
PNM Resources  6,166 228
Portland General Electric  6,956 301
1,293
Gas Utilities  1.0%
Brookfield Infrastructure, Class A  8,215 277
Chesapeake Utilities  1,516 161
New Jersey Resources  6,724 288
Northwest Natural Holding  2,606 94
ONE Gas  3,856 246
RGC Resources  497 10
Southwest Gas Holdings  4,168 293
Spire  3,704 225
1,594
Independent Power & Renewable Electricity
Producers  0.2%
Altus Power (1) 5,336 21
Montauk Renewables (1) 4,269 24
Ormat Technologies  3,694 265
Sunnova Energy International (1)(2) 7,510 42
352
Multi-Utilities  0.4%
Avista  5,365 186
Black Hills  4,697 255

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwestern Energy Group  4,222 212
Unitil  1,050 54
707
Water Utilities  0.4%
American States Water  2,555 186
Cadiz (1)(2) 2,490 8
California Water Service Group  3,966 192
Consolidated Water  1,010 27
Global Water Resources  743 9
Middlesex Water  1,152 60
Pure Cycle (1) 1,344 13
SJW Group  2,220 120
York Water  948 35
650
Total Utilities 4,596
Total Common Stocks (Cost $169,328) 167,873
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 392,870 393
393
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.294%, 9/19/24 (6) 76,000 75
75
Total Short-Term Investments (Cost $468) 468

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  4.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 6,739,067 6,739
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 6,739
Total Securities Lending Collateral (Cost $6,739) 6,739
Total Investments in Securities
104.3% of Net Assets
(Cost $176,535) $ 175,080
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 9/24 516 $ 3
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 10,815  ¤  ¤ $ 7,132
Total $ 7,132^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,132.

T. ROWE PRICE Small-Cap Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $176,535) $ 175,080
Receivable for investment securities sold 16,717
Dividends receivable 159
Receivable for shares sold 110
Cash 78
Due from affiliates 1
Variation margin receivable on futures contracts 1
Other assets 15
Total assets 192,161
Liabilities
Payable for investment securities purchased 17,443
Obligation to return securities lending collateral 6,739
Investment management fees payable 12
Payable for shares redeemed 3
Other liabilities 49
Total liabilities 24,246
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 167,915

T. ROWE PRICE Small-Cap Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 421
Paid-in capital applicable to 11,413,783 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 167,494
NET ASSETS $ 167,915
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $180; Shares outstanding: 12,323) $ 14.63
I Class
(Net assets: $117,787; Shares outstanding: 8,006,923) $ 14.71
Z Class
(Net assets: $49,948; Shares outstanding: 3,394,537) $ 14.71

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 1,015
Securities lending 82
.
  Interest 3
Other 1
Total income 1,101
Expenses
Investment management 72
Shareholder servicing
I Class 24
Prospectus and shareholder reports
I Class
$
3
Z Class 1 4
Custody and accounting 125
Legal and audit 21
Miscellaneous 8
Waived / paid by Price Associates (173)
Total expenses 81
Net investment income 1,020

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,786
Futures 4
Net realized gain 3,790
Change in net unrealized gain / loss
Securities (1,932)
Futures (21)
Change in net unrealized gain / loss (1,953)
Net realized and unrealized gain / loss 1,837
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,857

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,020 $ 1,859
Net realized gain (loss) 3,790 (164)
Change in net unrealized gain / loss (1,953) 18,431
Increase in net assets from operations 2,857 20,126
Distributions to shareholders
Net earnings
Investor Class – (2)
I Class – (1,381)
Z Class – (488)
Decrease in net assets from distributions – (1,871)
Capital share transactions
*
Shares sold
I Class 10,777 15,759
Z Class 21,128 23,412
Distributions reinvested
I Class – 1,381
Z Class – 488
Shares redeemed
I Class (7,153) (5,002)
Z Class (8,153) (3,214)
Increase in net assets from capital share
transactions 16,599 32,824

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 19,456 51,079
Beginning of period 148,459 97,380
End of period $ 167,915 $ 148,459
*Share information (000s)
Shares sold
I Class 752 1,215
Z Class 1,459 1,770
Distributions reinvested
I Class – 100
Z Class – 35
Shares redeemed
I Class (493) (377)
Z Class (567) (246)
Increase in shares outstanding 1,151 2,497

T. ROWE PRICE Small-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.  The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund (Investor Class), the Small-Cap Index
Fund–I Class (I Class) and the Small-Cap Index Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Small-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Small-Cap Index Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 167,873 $ — $ — $ 167,873
Short-Term Investments 393 75 — 468
Securities Lending Collateral 6,739 — — 6,739
Total Securities 175,005 75 — 175,080
Futures Contracts* 3 — — 3
Total $ 175,008 $ 75 $ — $ 175,083
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 3
*
Total $ 3
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4
Total $ 4

T. ROWE PRICE Small-Cap Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $24,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (21)
Total $ (21)

T. ROWE PRICE Small-Cap Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE Small-Cap Index Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At June 30, 2024, the value of loaned securities was $6,288,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $6,739,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $50,204,000 and
$31,709,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$1,552,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $177,955,000. Net unrealized loss aggregated
$2,872,000 at period-end, of which $25,840,000 related to appreciated investments and $28,712,000 related to depreciated investments.

T. ROWE PRICE Small-Cap Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense

T. ROWE PRICE Small-Cap Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $801,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Small-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $23,000 for shareholder servicing costs related to the college savings plans, of which $10,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 95% of the outstanding shares of the I Class were held by college savings plans.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(109) $(64)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,323 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE Small-Cap Index Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Small-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Index Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024